Expendable spare parts and supplies, net of provision for obsolescence	12 Months Ended
Dec. 31, 2017
Expendable Spare Parts And Supplies Net Of Provision For Obsolescence
Expendable spare parts and supplies, net of provision for obsolescence
(10)	Expendable spare parts and supplies, net of provision for obsolescence

Expendable spare parts and supplies as of December 31, 2017 and 2016 are as follows:

	December 31, 2017	December 31, 2016
Expendable spare parts	$86,705	$74,869
Supplies	10,543	7,493

Total	$97,248	$82,362

For the years ended December 31, 2017 and 2016 expendable spare parts and supplies in the amount of $60,027 and $59,579, respectively, were recognized as maintenance expense. The net balance in the provision for obsolescence is $ 18,631 and $ 24,007 for the years 2017 and 2016 respectively.